Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.09%)
Communication Services (3.05%)
	Cable & Satellite (0.63%)
250,000	Liberty Broadband Corporation, Cl C [1]	$17,552,615	$40,275,000

	Interactive Media & Services (2.42%)
1,431,000	Nextdoor Holdings, Inc. (formerly, Khosla Ventures Acquisition Co. II), Cl A [1]	14,310,000	11,290,590
1,127,141	Tripadvisor, Inc. [1]	38,751,807	30,725,864
1,735,709	ZoomInfo Technologies Inc., Cl A [1]	43,840,818	111,432,518

		96,902,625	153,448,972

Total Communication Services		114,455,240	193,723,972

Consumer Discretionary (7.00%)
	Automobile Manufacturers (0.69%)
425,305	Rivian Automotive, Inc., Cl A [1]	33,173,790	44,099,876

	Education Services (0.30%)
150,000	Bright Horizons Family Solutions, Inc. [1]	16,921,054	18,882,000

	Hotels, Resorts & Cruise Lines (2.16%)
546,442	Choice Hotels International, Inc.	5,198,084	85,239,487
543,233	Hyatt Hotels Corp., Cl A [1]	16,817,762	52,096,045

		22,015,846	137,335,532

	Internet & Direct Marketing Retail (0.34%)
650,000	Farfetch Limited, Cl A [1,2]	18,090,635	21,729,500

	Leisure Facilities (3.12%)
603,538	Vail Resorts, Inc.	11,683,688	197,900,110

	Specialty Stores (0.39%)
530,000	Warby Parker, Inc., Cl A [1]	29,247,329	24,676,800

Total Consumer Discretionary		131,132,342	444,623,818

Financials (11.30%)
	Asset Management & Custody Banks (0.74%)
237,514	T. Rowe Price Group, Inc.	5,729,987	46,704,753

	Financial Exchanges & Data (5.31%)
370,725	FactSet Research Systems, Inc.	19,898,420	180,176,057
257,267	MarketAxess Holdings, Inc.	31,487,484	105,806,199
30,000	MSCI, Inc.	7,783,774	18,380,700
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	32,664,567

		71,148,391	337,027,523

	Insurance Brokers (0.59%)
158,421	Willis Towers Watson plc [2]	19,439,430	37,623,403

	Investment Banking & Brokerage (2.42%)
1,825,936	The Charles Schwab Corp.	1,609,715	153,561,217

	Property & Casualty Insurance (1.54%)
2,203,444	Arch Capital Group Ltd. [1,2]	7,933,936	97,943,086

	Regional Banks (0.70%)
216,421	First Republic Bank	5,518,736	44,693,101

Total Financials		111,380,195	717,553,083

Shares		Cost	Value
Common Stocks (continued)
Health Care (26.46%)
	Biotechnology (0.32%)
58,366	argenx SE, ADR [1,2]	$18,854,200	$20,439,190

	Health Care Equipment (9.28%)
173,000	DexCom, Inc. [1]	55,276,880	92,892,350
673,630	IDEXX Laboratories, Inc. [1]	12,186,829	443,558,410
161,644	Teleflex, Inc.	29,645,959	53,096,821

		97,109,668	589,547,581

	Health Care Supplies (1.51%)
215,418	The Cooper Companies, Inc.	36,713,299	90,247,217
194,000	Figs, Inc., Cl A [1]	5,886,215	5,346,640

		42,599,514	95,593,857

	Health Care Technolgy (1.85%)
459,386	Veeva Systems, Inc., Cl A [1]	27,115,596	117,363,935

	Life Sciences Tools & Services (13.50%)
100,682	10X Genomics, Inc., Cl A [1]	3,926,598	14,997,591
399,986	Bio-Techne Corporation	39,595,546	206,928,757
336,000	Guardant Health, Inc. [1,4]	29,804,184	33,606,720
217,552	Illumina, Inc. [1]	9,280,300	82,765,483
194,117	Mettler-Toledo International, Inc. [1]	11,674,111	329,457,313
404,404	West Pharmaceutical Services, Inc.	17,498,069	189,669,520

		111,778,808	857,425,384

Total Health Care		297,457,786	1,680,369,947

Industrials (13.86%)
	Environmental & Facilities Services (0.89%)
1,643,418	Rollins, Inc.	24,597,483	56,221,330

	Industrial Conglomerates (1.99%)
257,192	Roper Technologies, Inc.	26,184,327	126,502,457

	Industrial Machinery (1.27%)
340,760	IDEX Corporation	24,525,881	80,528,403

	Research & Consulting Services (9.71%)
2,230,474	Clarivate Plc [1,2]	35,903,681	52,460,749
2,154,930	CoStar Group, Inc. [1]	42,162,593	170,304,118
1,468,500	TransUnion	79,691,638	174,134,730
961,206	Verisk Analytics, Inc.	23,863,743	219,856,648

		181,621,655	616,756,245

Total Industrials		256,929,346	880,008,435

Information Technology (31.10%)
	Application Software (15.05%)
571,856	ANSYS, Inc. [1]	20,310,482	229,382,879
395,300	Aspen Technology, Inc. [1]	40,628,908	60,164,660
400,000	Avalara, Inc. [1]	57,489,016	51,644,000
1,636,093	Ceridian HCM Holding, Inc. [1]	64,026,866	170,906,275
924,656	Clearwater Analytics Holdings, Inc., Cl A [1]	20,534,625	21,248,595

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Application Software (continued)
125,000	Fair Isaac Corp. [1]	$51,657,237	$54,208,750
1,421,809	Guidewire Software, Inc. [1]	77,473,157	161,417,976
63,861	HubSpot, Inc. [1]	38,242,458	42,093,978
250,000	RingCentral, Inc., Cl A [1]	55,432,330	46,837,500
771,076	SS&C Technologies Holdings, Inc.	20,933,204	63,212,810
594,000	The Trade Desk, Inc., Cl A [1]	11,554,017	54,434,160

		458,282,300	955,551,583

	Data Processing & Outsourced Services (1.01%)
589,217	Fidelity National Information Services, Inc.	33,648,187	64,313,036

	Electronic Components (1.24%)
900,000	Amphenol Corp., Cl A	42,881,684	78,714,000

	Internet Services & Infrastructure (3.40%)
592,103	Verisign, Inc. [1]	27,318,889	150,287,583
415,000	Wix.com Ltd. [1,2]	36,442,406	65,482,850

		63,761,295	215,770,433

	IT Consulting & Other Services (9.12%)
130,000	EPAM Systems, Inc. [1]	74,320,618	86,898,500
1,472,323	Gartner, Inc. [1]	31,855,813	492,227,025

		106,176,431	579,125,525

	Technology Distributors (1.28%)
397,363	CDW Corp.	26,228,965	81,371,995

Total Information Technology		730,978,862	1,974,846,572

Materials (0.39%)
	Specialty Chemicals (0.39%)
1,853,529	Diversey Holdings Ltd. [1,2]	27,802,935	24,670,471

Real Estate (4.93%)
	Real Estate Services (0.93%)
542,323	CBRE Group, Inc., Cl A [1]	6,067,334	58,847,469

	Specialized REITs (4.00%)
205,000	Alexandria Real Estate Equities, Inc. [4]	30,958,643	45,706,800
80,416	Equinix, Inc.	5,298,108	68,019,069
360,856	SBA Communications Corp.	9,303,270	140,380,201

		45,560,021	254,106,070

Total Real Estate		51,627,355	312,953,539

Total Common Stocks		1,721,764,061	6,228,749,837

Shares		Cost	Value
Private Common Stocks (0.73%)
Consumer Discretionary (0.73%)
	Internet & Direct Marketing Retail (0.73%)
197,613	StubHub Holdings, Inc., Cl A [3,4,6]	$50,000,041	$46,367,914

Private Preferred Stocks (0.84%)
Industrials (0.84%)
	Aerospace & Defense (0.84%)
96,298	Space Exploration Technologies Corp., Cl N [1,3,4,6]	26,000,460	53,494,502

Principal Amount
Short Term Investments (0.13%)
$7,865,836	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2021, 0.00% due 1/3/2022; Proceeds at maturity – $7,865,836; (Fully collateralized by $8,055,900 U.S. Treasury Note, 1.375% due 12/31/2028 Market value – $8,023,177)[5]	7,865,836	7,865,836

Total Investments (99.79%)		$1,805,630,398	6,336,478,089

Cash and Other Assets Less Liabilities (0.21%)			13,572,684

Net Assets			$6,350,050,773

Retail Shares (Equivalent to $117.45 per share based on 24,975,746 shares outstanding)			$2,933,379,381

Institutional Shares (Equivalent to $123.70 per share based on 26,033,146 shares outstanding)			$3,220,351,775

R6 Shares (Equivalent to $123.68 per share based on 1,587,364 shares outstanding)			$196,319,617

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2021, the market value of restricted and fair valued securities amounted to $99,862,416 or 1.57 % of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.53%)
Communication Services (3.73%)
	Alternative Carriers (3.38%)
7,900,000	Iridium Communications, Inc. [1,4]	$48,702,979	$326,191,000

	Movies & Entertainment (0.35%)
2,400,000	Manchester United plc, Cl A [2]	32,182,962	34,176,000

Total Communication Services		80,885,941	360,367,000

Consumer Discretionary (20.16%)
	Casinos & Gaming (4.37%)
440,000	Boyd Gaming Corporation [1]	11,056,072	28,850,800
5,800,000	Penn National Gaming, Inc. [1]	74,513,357	300,730,000
1,695,000	Red Rock Resorts, Inc., Cl A [1]	31,464,689	93,241,950

		117,034,118	422,822,750

	Education Services (1.71%)
1,310,000	Bright Horizons Family Solutions, Inc. [1]	41,415,154	164,902,800

	Health Care Supplies (0.06%)
125,000	Warby Parker, Inc., Cl A [1]	6,637,044	5,820,000

	Hotels, Resorts & Cruise Lines (7.04%)
3,000,000	Choice Hotels International, Inc. [4]	72,782,127	467,970,000
1,255,000	Marriott Vacations Worldwide Corp.	67,098,661	212,069,900

		139,880,788	680,039,900

	Leisure Facilities (6.79%)
2,000,000	Vail Resorts, Inc.	56,102,209	655,800,000

	Restaurants (0.19%)
665,166	Krispy Kreme, Inc.	11,123,467	12,584,941
174,659	Sweetgreen, Inc., Cl A [1]	6,559,530	5,589,088

		17,682,997	18,174,029

Total Consumer Discretionary		378,752,310	1,947,559,479

Financials (33.01%)
	Asset Management & Custody Banks (2.91%)
1,920,000	The Carlyle Group, Inc.	39,239,771	105,408,000
1,900,000	Cohen & Steers, Inc.	41,176,154	175,769,000

		80,415,925	281,177,000

	Financial Exchanges & Data (19.81%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	583,212,000
980,000	Morningstar, Inc.	20,062,517	335,150,200
1,625,000	MSCI, Inc.	30,348,303	995,621,250

		110,365,395	1,913,983,450

	Investment Banking & Brokerage (0.80%)
450,000	Houlihan Lokey, Inc.	19,625,873	46,584,000
500,000	Moelis & Co., Cl A	9,070,381	31,255,000

		28,696,254	77,839,000

	Life & Health Insurance (2.57%)
1,620,000	Primerica, Inc.	33,998,519	248,297,400

	Property & Casualty Insurance (6.68%)
9,165,000	Arch Capital Group Ltd. [1,2]	28,618,247	407,384,250
1,000,000	Kinsale Capital Group, Inc.	35,007,763	237,890,000

		63,626,010	645,274,250

	Thrifts & Mortgage Finance (0.24%)
520,000	Essent Group Ltd. [2]	14,300,210	23,675,600

Total Financials		331,402,313	3,190,246,700

Shares		Cost	Value
Common Stocks (continued)
Health Care (14.43%)
	Biotechnology (0.28%)
600,000	Denali Therapeutics, Inc. [1]	$11,149,573	$26,760,000

	Health Care Equipment (4.56%)
670,000	IDEXX Laboratories, Inc. [1]	9,475,693	441,168,200

	Health Care Supplies (0.54%)
1,147,434	Neogen Corp. [1]	13,141,411	52,104,978

	Health Care Technology (0.24%)
670,000	Schrödinger, Inc. [1]	8,761,724	23,336,100

	Life Sciences Tools & Services (8.36%)
830,000	Bio-Techne Corporation	43,822,926	429,392,200
85,000	Mettler-Toledo International, Inc. 1	3,889,532	144,262,850
500,000	West Pharmaceutical Services, Inc.	17,009,688	234,505,000

		64,722,146	808,160,050

	Pharmaceuticals (0.45%)
598,076	Dechra Pharmaceuticals PLC (United Kingdom)[2,6]	18,422,044	43,225,747

Total Health Care		125,672,591	1,394,755,075

Industrials (7.42%)
	Building Products (2.29%)
1,640,000	Trex Company, Inc. [1]	14,786,205	221,449,200

	Environmental & Facilities Services (0.18%)
1,253,077	BrightView Holdings, Inc. [1]	15,579,166	17,643,324

	Industrial Machinery (0.59%)
4,275,000	Marel hf (Netherlands)[2]	18,281,670	28,910,490
3,542,551	Velo3D, Inc. 1	34,973,689	27,667,323

		53,255,359	56,577,813

	Research & Consulting Services (4.36%)
5,335,000	CoStar Group, Inc. [1]	22,298,464	421,625,050

Total Industrials		105,919,194	717,295,387

Information Technology (14.97%)
	Application Software (9.16%)
725,000	Altair Engineering, Inc., Cl A [1]	11,330,019	56,057,000
1,120,000	ANSYS, Inc. [1]	25,793,526	449,254,400
1,025,000	Guidewire Software, Inc. [1]	31,789,104	116,368,250
1,000,000	Pegasystems, Inc.	13,997,009	111,820,000
1,850,000	SS&C Technologies Holdings, Inc.	14,098,119	151,663,000

		97,007,777	885,162,650

	Electronic Components (0.20%)
60,000	Littelfuse, Inc.	6,452,400	18,880,800

	Electronic Equipment & Instruments (0.16%)
1,500,000	Mirion Technologies, Inc. [1]	15,000,000	15,705,000

	IT Consulting & Other Services (5.45%)
1,575,000	Gartner, Inc. [1]	22,061,706	526,554,000

Total Information Technology		140,521,883	1,446,302,450

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Real Estate (5.81%)
	Diversified REITs (0.08%)
200,000	American Assets Trust, Inc.	$3,437,271	$7,506,000

	Office REITs (1.28%)
3,700,000	Douglas Emmett, Inc.	39,249,426	123,950,000

	Specialized REITs (4.45%)
750,000	Alexandria Real Estate Equities, Inc. [5]	26,054,963	167,220,000
5,400,000	Gaming and Leisure Properties, Inc.	114,745,147	262,764,000

		140,800,110	429,984,000

Total Real Estate		183,486,807	561,440,000

Total Common Stocks		1,346,641,039	9,617,966,091

Private Convertible Preferred Stocks (0.42%)
Industrials (0.17%)
	Electrical Components & Equipment (0.17%)
59,407,006	Northvolt AB, Series E (Sweden)[2,3,5,7]	9,374,989	16,566,178

Materials (0.25%)
	Fertilizers & Agricultural Chemicals (0.25%)
341,838	Farmers Business Network, Inc., Series F [1,3,5,7]	11,300,002	19,211,296
80,440	Farmers Business Network, Inc., Series G [1,3,5,7]	5,000,000	4,582,667

Total Materials		16,300,002	23,793,963

Total Private Convertible Preferred Stocks		25,674,991	40,360,141

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Hotels, Resorts & Cruise Lines (0.00%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024 [1,2,5]	0	300,162

Principal Amount		Cost	Value
Short Term Investments (0.02%)
$1,755,887	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2021, 0.00% due 1/3/2022; Proceeds at maturity – $1,755,887; (Fully collateralized by $1,764,500 U.S. Treasury Note, 1.625% due 5/15/2031 Market value – $1,791,027)[6]	$1,755,887	$1,755,887

Total Investments (99.97%)		$1,374,071,917	9,660,382,281

Cash and Other Assets Less Liabilities (0.03%)			3,321,607

Net Assets			$9,663,703,888

Retail Shares (Equivalent to $116.15 per share based on 26,968,996 shares outstanding)			$3,132,468,130

Institutional Shares (Equivalent to $121.65 per share based on 51,693,254 shares outstanding)			$6,288,594,795

R6 Shares (Equivalent to $121.66 per share based on 1,994,345 shares outstanding)			$242,640,963

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2021, the market value of restricted and fair valued securities amounted to $40,360,141 or 0.42% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.57%)
Communication Services (3.83%)
	Cable & Satellite (1.39%)
75,000	Liberty Broadband Corporation, Cl A [1]	$298,828	$12,067,500
200,000	Liberty Broadband Corporation, Cl C [1]	772,163	32,220,000
625,000	Liberty Media Corp.-Liberty SiriusXM, Cl C [1]	1,322,731	31,781,250

		2,393,722	76,068,750
	Movies & Entertainment (2.44%)
1,250,000	Liberty Media Corporation-Liberty Formula One, Cl C [1]	22,521,105	79,050,000
225,000	Madison Square Garden Entertainment Corp. [1]	3,552,159	15,826,500
225,000	Madison Square Garden Sports Corp. 1	8,416,556	39,089,250

		34,489,820	133,965,750

Total Communication Services		36,883,542	210,034,500

Consumer Discretionary (16.53%)
	Auto Parts & Equipment (1.00%)
1,750,000	Holley, Inc. [1]	17,725,069	22,732,500
2,5000,000	Holley, Inc. [1,3,7]	25,000,000	32,350,000

		42,725,069	55,082,500

	Casinos & Gaming (3.69%)
925,000	DraftKings, Inc., Cl A [1]	11,844,047	25,409,750
1,025,000	Penn National Gaming, Inc. [1]	18,170,393	53,146,250
2,250,000	Red Rock Resorts, Inc., Cl A	56,514,491	123,772,500

		86,528,931	202,328,500

	Education Services (1.43%)
625,000	Bright Horizons Family Solutions, Inc. [1]	19,174,147	78,675,000

	Home Improvement Retail (2.96%)
1,250,000	Floor & Decor Holdings, Inc., Cl A [1]	44,151,665	162,512,500

	Homebuilding (3.50%)
1,375,000	Installed Building Products, Inc.	73,961,325	192,115,000

	Hotels, Resorts & Cruise Lines (0.47%)
2,000,000	Membership Collective Group, Inc., Cl A [1]	27,900,478	25,560,000

	Leisure Facilities (1.32%)
800,000	Planet Fitness, Inc., Cl A [1]	28,416,504	72,464,000

	Restaurants (1.41%)
1,225,000	The Cheesecake Factory, Inc. [1]	31,861,597	47,958,750
925,000	Sweetgreen, Inc., Cl A [1]	34,565,263	29,600,000

		66,426,860	77,558,750

	Specialized Consumer Services (0.75%)
1,350,000	European Wax Center, Inc., Cl A [1]	26,254,833	40,972,500

Total Consumer Discretionary		415,539,812	907,268,750

Shares		Cost	Value
Common Stocks (continued)
Consumer Staples (1.13%)
	Packaged Foods & Meats (0.91%)
3,150,000	UTZ Brands, Inc.	$51,390,273	$50,242,500

	Personal Products (0.22%)
500,000	The Beauty Health Co. [1]	12,516,803	12,080,000

Total Consumer Staples		63,907,076	62,322,500

Financials (5.28%)
	Insurance Brokers (1.97%)
3,000,000	BRP Group, Inc., Cl A [1]	48,364,954	108,330,000

	Investment Banking & Brokerage (1.18%)
625,000	Houlihan Lokey, Inc.	28,909,333	64,700,000

	Property & Casualty Insurance (2.13%)
490,000	Kinsale Capital Group, Inc.	70,510,514	116,566,100

Total Financials		147,784,801	289,596,100

Health Care (13.70%)
	Health Care Equipment (5.46%)
1,000,000	Axonics, Inc. [1]	35,459,918	56,000,000
300,000	CryoPort, Inc. [1]	13,683,573	17,751,000
185,000	DexCom, Inc. [1]	2,453,785	99,335,750
80,000	IDEXX Laboratories, Inc. [1]	1,106,353	52,676,800
320,000	Inspire Medical Systems, Inc. [1,5]	16,558,159	73,619,200

		69,261,788	299,382,750

	Health Care Supplies (0.38%)
750,000	Figs, Inc., Cl A [1]	19,269,865	20,670,000

	Life Sciences Tools & Services (5.90%)
250,000	Guardant Health, Inc. [1,5]	4,953,266	25,005,000
700,000	ICON plc [1,2]	38,492,341	216,790,000
2,652,592	MaxCyte, Inc. [1]	31,357,616	27,029,913
32,500	Mettler-Toledo International, Inc. [1]	1,571,420	55,159,325

		76,374,643	323,984,238

	Managed Health Care (0.64%)
800,000	HealthEquity, Inc. [1]	13,208,487	35,392,000

	Pharmaceuticals (1.32%)
1,000,000	Dechra Pharmaceuticals PLC (United Kingdom)[2,6]	28,027,985	72,274,673

Total Health Care		206,142,768	751,703,661

Industrials (24.80%)
	Aerospace & Defense (3.28%)
2,350,000	Kratos Defense & Security Solutions, Inc. [1]	35,335,984	45,590,000
1,000,000	Mercury Systems, Inc. [1]	25,872,953	55,060,000
125,000	TransDigm Group, Inc. [1]	0	79,535,000

		61,208,937	180,185,000

	Building Products (3.45%)
1,090,609	The AZEK Co., Inc. [1]	25,084,007	50,429,760
3,250,000	Janus International Group, Inc. [1]	33,207,050	40,690,000
725,000	Trex Company, Inc. [1]	27,101,408	97,896,750

		85,392,465	189,016,510

	Diversified Support Services (1.13%)
1,850,000	Driven Brands Holdings, Inc. [1]	45,803,401	62,197,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Electrical Components & Equipment (3.40%)
1,250,000	Shoals Technologies Group, Inc., Cl A [1]	$34,072,579	$30,375,000
6,250,000	Vertiv Holdings Co.	61,620,882	156,062,500

		95,693,461	186,437,500

	Environmental & Facilities Services (1.18%)
475,000	Waste Connections, Inc. [2]	20,741,667	64,728,250

	Human Resource & Employment Services (4.42%)
1,550,000	ASGN, Inc. [1]	34,021,695	191,270,000
2,695,760	First Advantage Corp. [1]	45,099,839	51,327,270

		79,121,534	242,597,270

	Industrial Machinery (2.23%)
500,000	John Bean Technologies Corp.	42,775,112	76,780,000
225,000	RBC Bearings, Incorporated [1]	24,593,639	45,443,250

		67,368,751	122,223,250

	Research & Consulting Services (1.71%)
4,000,000	Clarivate Plc [1,2]	44,078,832	94,080,000

	Trading Companies & Distributors (4.00%)
3,500,000	Hillman Solutions Corp. [1,5]	40,451,651	37,625,000
750,000	SiteOne Landscape Supply, Inc. [1]	17,970,317	181,710,000

		58,421,968	219,335,000

Total Industrials		557,831,016	1,360,799,780

Information Technology (26.25%)
	Application Software (11.09%)
750,000	Altair Engineering, Inc., Cl A [1]	11,935,619	57,990,000
800,000	Aspen Technology, Inc. [1]	29,983,938	121,760,000
850,000	Ceridian HCM Holding, Inc. [1]	23,711,721	88,791,000
700,000	Clearwater Analytics Holdings, Inc., Cl A [1]	15,104,407	16,086,000
6,886,792	E2open Parent Holdings, Inc. [1]	70,859,467	77,545,278
1,225,000	Guidewire Software, Inc. [1]	31,269,359	139,074,250
4,000,000	SmartRent, Inc. [1,5]	44,329,709	38,720,000
750,000	The Trade Desk, Inc., Cl A [1]	2,662,500	68,730,000

		229,856,720	608,696,528

	Data Processing & Outsourced Services (3.55%)
750,000	Nuvei Corp., (Canada) 144A [1,2]	20,780,312	48,735,000
3,500,000	Paya Holdings, Inc., Cl A [1]	36,561,335	22,190,000
3,500,000	Repay Holdings Corporation [1]	30,228,850	63,945,000
250,000	Shift4 Payments, Inc., Cl A [1]	5,750,000	14,482,500
325,000	WEX, Inc. [1]	13,547,002	45,626,750

		106,867,499	194,979,250

	Electronic Equipment & Instruments (1.70%)
1,200,000	Cognex Corp.	9,420,069	93,312,000

	Internet Services & Infrastructure (0.86%)
300,000	Wix.com Ltd. [1,2]	15,501,799	47,337,000

	IT Consulting & Other Services (8.84%)
750,000	Endava plc, ADR [1,2]	23,557,249	125,940,000
875,000	Gartner, Inc. [1]	12,606,753	292,530,000
1,750,000	Grid Dynamics Holdings, Inc. [1]	17,114,054	66,447,500

		53,278,056	484,917,500

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Systems Software (0.21%)
300,000	Jamf Holding Corp. [1,5]	$8,290,141	$11,403,000

Total Information Technology		423,214,284	1,440,645,278

Materials (2.78%)
	Metal & Glass Containers (0.94%)
700,000	Berry Global Group, Inc. [1]	11,052,147	51,646,000

	Specialty Chemicals (1.84%)
1,800,000	Avient Corp.	57,431,587	100,710,000

Total Materials		68,483,734	152,356,000

Real Estate (3.27%)
	Specialized REITs (3.27%)
2,500,000	Americold Realty Trust [5]	51,727,682	81,975,000
250,000	SBA Communications Corp.	1,006,881	97,255,000

Total Real Estate		52,734,563	179,230,000

Total Common Stocks		1,972,521,596	5,353,956,569

Principal Amount
Short Term Investments (2.12%)
$116,509,485	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2021, 0.00% due 1/3/2022; Proceeds at maturity – $116,509,485; (Fully collateralized by $119,638,900 U.S. Treasury Bond, 1.875% due 2/15/2041 Market value – $118,839,742)[6]	116,509,485	116,509,485

Total Investments (99.69%)		$2,089,031,081	5,470,466,054

Cash and Other Assets Less Liabilities (0.31%)			16,783,908

Net Assets			$5,487,249,962

Retail Shares (Equivalent to $37.84 per share based on 49,278,563 shares outstanding)			$1,864,795,651

Institutional Shares (Equivalent to $40.43 per share based on 82,331,487 shares outstanding)			$3,328,631,203

R6 Shares (Equivalent to $40.41 per share based on 7,270,281 shares outstanding)			$293,823,108

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2021, the market value of restricted and fair valued securities amounted to $32,350,000 or 0.59% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the market value of Rule 144A securities amounted to $48,735,000 or 0.89% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.67%)
Communication Services (16.64%)
	Advertising (0.64%)
1,600,000	Innovid Corp (formerly, ION Acquisition Corp. 2 Ltd.) [1]	$16,000,000	$10,640,000

	Interactive Home Entertainment (1.67%)
129,000	Electronic Arts, Inc.	15,273,979	17,015,100
60,500	Take-Two Interactive Software, Inc. [1]	7,766,320	10,752,060

		23,040,299	27,767,160

	Interactive Media & Services (12.09%)
39,550	Alphabet, Inc., Cl C [1]	53,222,693	114,441,484
771,800	Nextdoor Holdings, Inc. (formerly, Khosla Ventures Acquisition Co. II, Cl A) [1]	7,855,228	6,089,502
473,000	Snap, Inc., Cl A [1]	8,695,816	22,245,190
311,272	Tripadvisor, Inc. [1]	9,934,623	8,485,275
778,369	ZoomInfo Technologies Inc., Cl A [1]	25,572,629	49,971,290

		105,280,989	201,232,741

	Movies & Entertainment (2.24%)
650,000	Endeavor Group Holdings, Inc., Cl A [1]	15,600,000	22,678,500
24,425	Netflix, Inc. [1]	3,966,732	14,714,597

		19,566,732	37,393,097

Total Communication Services		163,888,020	277,032,998

Consumer Discretionary (15.55%)
	Automobile Manufacturers (9.99%)
506,829	Rivian Automotive, Inc., Cl A [1]	39,532,662	52,553,099
606,300	Rivian Automotive, Inc., Cl A [1,3,6]	12,000,006	59,429,526
51,400	Tesla, Inc. [1]	1,934,130	54,318,492

		53,466,798	166,301,117

	Internet & Direct Marketing Retail (5.56%)
24,275	Amazon.com, Inc. [1]	29,742,115	80,941,103
8,529	MercadoLibre, Inc. [1]	4,838,488	11,500,504

		34,580,603	92,441,607

Total Consumer Discretionary		88,047,401	258,742,724

Financials (0.75%)
	Consumer Finance (0.75%)
790,099	SoFi Technologies, Inc. [1]	7,900,990	12,491,465

Health Care (12.65%)
	Biotechnology (5.05%)
108,639	argenx SE, ADR [1,2]	11,575,600	38,044,291
466,600	Arrowhead Pharmaceuticals, Inc. [1]	20,192,188	30,935,580
102,500	Mirati Therapeutics, Inc. [1]	16,802,664	15,035,725

		48,570,452	84,015,596

	Health Care Equipment (3.54%)
131,100	Edwards Lifesciences Corp. [1]	7,561,453	16,984,005
51,705	Intuitive Surgical, Inc. [1]	7,296,036	18,577,607
131,100	Shockwave Medical, Inc. [1]	6,501,123	23,379,063

		21,358,612	58,940,675

	Health Care Supplies (0.93%)
560,779	Figs, Inc., Cl A [1]	17,645,068	15,455,069

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (3.13%)
50,419	10X Genomics, Inc., Cl A [1]	$3,006,785	$7,510,414
282,500	CareDx, Inc. [1,4]	10,217,675	12,848,100
90,637	Guardant Health, Inc. [1,4]	9,050,217	9,065,513
23,715	Illumina, Inc. [1]	3,409,443	9,022,135
146,086	Natera, Inc. [1,4]	16,716,415	13,642,971

		42,400,535	52,089,133

Total Health Care		129,974,667	210,500,473

Industrials (2.63%)
	Aerospace & Defense (0.80%)
682,969	Kratos Defense & Security Solutions, Inc. [1]	11,162,207	13,249,599

	Industrial Machinery (0.33%)
710,220	Velo3D, Inc. [1]	6,824,624	5,546,818

	Research & Consulting Services (1.50%)
315,330	CoStar Group, Inc. [1]	12,772,623	24,920,530

Total Industrials		30,759,454	43,716,947

Information Technology (44.73%)
	Application Software (13.99%)
23,700	Adobe, Inc. [1]	4,199,063	13,439,322
49,000	Atlassian Corp. PLC, Cl A [1,2]	11,935,490	18,683,210
383,070	Ceridian HCM Holding, Inc. [1]	28,971,891	40,015,492
129,566	Gitlab, Inc., Cl A [1,4]	9,976,582	11,272,242
232,100	Guidewire Software, Inc. [1]	11,878,404	26,350,313
25,000	HubSpot, Inc. [1]	13,504,652	16,478,750
108,100	RingCentral, Inc., Cl A [1]	20,153,567	20,252,535
39,500	ServiceNow, Inc. [1,4]	9,588,431	25,639,845
1,085,783	SimilarWeb Ltd. [1,2]	19,098,449	19,446,374
152,410	The Trade Desk, Inc., Cl A [1]	2,846,756	13,966,852
100,400	Workday, Inc., Cl A [1]	24,832,945	27,427,272

		156,986,230	232,972,207

	Data Processing & Outsourced Services (5.74%)
3,000	Adyen N.V., (Netherlands), 144A [1,2,5]	2,422,754	7,874,999
59,000	Block, Inc. (formerly, Square, Inc.), Cl A [1]	11,540,837	9,529,090
69,800	MasterCard Incorporated, Cl A	15,595,187	25,080,536
115,200	PayPal Holdings, Inc. [1]	16,572,834	21,724,416
144,300	Visa, Inc., Cl A	23,990,037	31,271,253

		70,121,649	95,480,294

	Electronic Equipment & Instruments (1.09%)
345,133	PAR Technology Corp. [1]	14,931,208	18,212,669

	Internet Services & Infrastructure (1.92%)
199,677	GDS Holdings Limited, ADR [1,2]	9,243,659	9,416,767
8,700	Shopify, Inc., Cl A [1,2]	12,256,456	11,983,293
67,043	Wix.com Ltd. [1,2]	3,803,923	10,578,715

		25,304,038	31,978,775

	IT Consulting & Other Services (4.42%)
191,368	Endava plc, ADR [1,2]	6,240,927	32,134,514
124,087	Gartner, Inc. [1]	5,794,586	41,484,766

		12,035,513	73,619,280

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Semiconductors (5.43%)
1,770,000	indie Semiconductor, Inc., Cl A [1]	$17,169,776	$21,222,300
720,000	Navitas Semiconductor Corp. (formerly, Live Oak Acquisition Corp. II, Cl A) [1]	8,324,990	12,247,200
193,400	NVIDIA Corp.	16,952,127	56,880,874

		42,446,893	90,350,374
	Systems Software (12.14%)
66,723	Crowdstrike Holdings, Inc., Cl A [1]	4,099,048	13,661,535
123,356	HashiCorp, Inc. CL A [1,4]	9,868,480	11,230,330
493,900	Microsoft Corporation	78,400,719	166,108,448
32,508	Snowflake, Inc., Cl A [1,4]	3,900,960	11,012,085

		96,269,207	202,012,398

Total Information Technology		418,094,738	744,625,997

Real Estate (0.72%)
	Specialized REITs (0.72%)
14,225	Equinix, Inc.	2,122,124	12,032,074

Total Common Stocks		840,787,394	1,559,142,678

Private Common Stocks (0.46%)
Industrials (0.46%)
10,502	Space Exploration Technologies Corp., Cl A [1,3,4,6]	4,607,169	5,833,966
3,189	Space Exploration Technologies Corp., Cl C [1,3,4,6]	1,392,972	1,771,522

Total Private Common Stocks		6,000,141	7,605,488

Private Convertible Preferred Stocks (0.74%)
Materials (0.74%)
	Fertilizers & Agricultural Chemicals (0.74%)
219,321	Farmers Business Network, Inc., Series F [1,3,4,6]	7,250,007	12,325,840

Private Preferred Stocks (1.04%)
Industrials (1.04%)
	Aerospace & Defense (0.62%)
18,519	Space Exploration Technologies Corp., Cl N [1,3,4,6]	5,000,130	10,287,490

	Trucking (0.42%)
266,956	GM Cruise Holdings, Cl G [1,3,4,6]	7,034,290	7,010,264

Total Private Preferred Stocks		12,034,420	17,297,754

Principal Amount		Cost	Value
Short Term Investments (3.67%)
$61,152,495	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2021, 0.00% due 1/3/2022; Proceeds at maturity – $61,152,495; (Fully collateralized by $61,451,700 U.S. Treasury Note, 1.625% due 5/15/2031 Market value – $62,375,560)[5]	$61,152,495	$61,152,495

Total Investments (99.58%)		$927,224,457	1,657,524,255

Cash and Other Assets Less Liabilities (0.42%)			7,055,046

Net Assets			$1,664,579,301

Retail Shares (Equivalent to $41.36 per share based on 21,155,772 shares outstanding)			$874,926,916

Institutional Shares (Equivalent to $43.82 per share based on 17,168,236 shares outstanding)			$752,230,307

R6 Shares (Equivalent to $43.87 per share based on 853,030 shares outstanding)			$37,422,078

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2021, the market value of restricted and fair valued securities amounted to $96,658,608 or 5.81% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the market value of Rule 144A security amounted to $7,874,999 or 0.47% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.12%)
Communication Services (14.91%)
	Interactive Home Entertainment (1.48%)
55,966	Sea Ltd. (Singapore), ADR [1,2]	$17,651,963	$12,520,154

	Interactive Media & Services (13.43%)
11,490	Alphabet, Inc., Cl A [1]	17,696,238	33,286,989
10,283	Alphabet, Inc., Cl C [1]	4,420,382	29,754,786
86,211	Meta Platforms Inc. (formerly, Facebook, Inc.), Cl A [1]	7,852,035	28,997,070
333,246	ZoomInfo Technologies Inc., Cl A [1]	11,356,471	21,394,393

		41,325,126	113,433,238

Total Communication Services		58,977,089	125,953,392

Consumer Discretionary (16.52%)
	Automobile Manufacturers (6.98%)
491,644	Rivian Automotive, Inc., Cl A [1]	38,348,232	50,978,566
81,411	Rivian Automotive, Inc., Cl A [1,4,6]	2,999,995	7,979,906

		41,348,227	58,958,472

	Internet & Direct Marketing Retail (9.54%)
19,267	Amazon.com, Inc. [1]	8,804,069	64,242,729
12,138	MercadoLibre, Inc. [1]	7,661,536	16,366,879

		16,465,605	80,609,608

Total Consumer Discretionary		57,813,832	139,568,080

Financials (2.53%)
	Financial Exchanges & Data (2.53%)
45,219	S&P Global, Inc.	10,911,824	21,340,203

Health Care (12.31%)
	Biotechnology (1.84%)
44,516	argenx SE, ADR [1,2]	13,441,616	15,589,058

	Health Care Equipment (4.00%)
94,098	Intuitive Surgical, Inc. [1]	13,622,943	33,809,412

	Health Care Technology (2.69%)
88,844	Veeva Systems, Inc., Cl A [1]	6,488,267	22,697,865

	Life Sciences Tools & Services (3.78%)
93,906	10X Genomics, Inc., Cl A [1]	9,741,606	13,988,238
47,167	Illumina, Inc. [1]	6,357,020	17,944,213

		16,098,626	31,932,451

Total Health Care		49,651,452	104,028,786

Information Technology (51.85%)
	Application Software (12.23%)
54,742	Adobe, Inc. [1]	27,393,137	31,041,999
66,675	Gitlab, Inc., Cl A [1,3]	5,133,975	5,800,725
84,251	RingCentral, Inc., Cl A [1]	18,380,517	15,784,425
64,177	ServiceNow, Inc. [1,3]	26,333,590	41,657,932
78,303	Splunk, Inc. [1]	9,872,185	9,061,223

		87,113,404	103,346,304

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (11.34%)
6,218	Adyen N.V., 144A (Netherlands)[1,2,5]	$4,711,862	$16,322,247
109,754	Block, Inc. (formerly, Square, Inc.), Cl A [1]	25,166,501	17,726,369
92,334	MasterCard Incorporated, Cl A	12,623,590	33,177,453
133,643	PayPal Holdings, Inc. [1]	28,599,346	25,202,397
98,916	Toast, Inc., Cl A [1]	3,956,640	3,433,374

		75,057,939	95,861,840

	Internet Services & Infrastructure (5.40%)
25,010	Shopify, Inc., Cl A [1,2]	33,409,005	34,448,524
71,087	Wix.com Ltd. [1,2]	10,110,189	11,216,818

		43,519,194	45,665,342

	IT Consulting & Other Services (4.63%)
58,478	EPAM Systems, Inc. [1]	8,367,560	39,089,619

	Semiconductor Equipment (2.65%)
28,129	ASML Holding N.V. [2]	1,894,118	22,394,622

	Semiconductors (4.35%)
124,857	NVIDIA Corp.	19,486,944	36,721,692

	Systems Software (11.25%)
102,437	Crowdstrike Holdings, Inc., Cl A [1]	7,770,828	20,973,976
88,561	Datadog, Inc., Cl A [1,3]	3,128,138	15,773,600
256,769	Dynatrace, Inc. [1,3]	11,122,881	15,496,009
59,258	Snowflake, Inc., Cl A [1,3]	9,646,369	20,073,648
81,789	Twilio, Inc., Cl A [1,3]	11,034,337	21,538,315
28,607	UiPath, Inc., Cl A [1]	1,601,992	1,233,820

		44,304,545	95,089,368

Total Information Technology		279,743,704	438,168,787

Total Common Stocks		457,097,901	829,059,248

Private Common Stocks (0.35%)
Industrials (0.35%)
	Aerospace & Defense (0.35%)
4,133	Space Exploration Technologies Corp., Cl A [1,3,4,6]	1,932,253	2,295,923
1,224	Space Exploration Technologies Corp., Cl C [1,3,4,6]	567,692	679,944

Total Private Common Stocks		2,499,945	2,975,867

Private Preferred Stocks (0.41%)
Industrials (0.41%)
	Trucking (0.41%)
133,288	GM Cruise Holdings, Cl G [1,3,4,6]	3,512,139	3,500,143

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (1.04%)
$8,792,450	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2021, 0.00% due 1/3/2022; Proceeds at maturity – $8,792,450; (Fully collateralized by $8,835,500 U.S. Treasury Note, 1.625% due 5/15/2031 Market value – $8,968,332)[5]	$8,792,450	$8,792,450

Total Investments (99.92%)		$471,902,435	844,327,708

Cash and Other Assets Less Liabilities (0.08%)			662,705

Net Assets			$844,990,413

Retail Shares (Equivalent to $54.03 per share based on 3,401,775 shares outstanding)			$183,791,739

Institutional Shares (Equivalent to $55.57 per share based on 11,184,656 shares outstanding)			$621,493,859

R6 Shares (Equivalent to $55.59 per share based on 714,298 shares outstanding)			$39,704,815

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]

At December 31, 2021, the market value of restricted and fair valued securities amounted to $14,455,916 or 1.71% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the market value of Rule 144A securities amounted to $16,322,247 or 1.93% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.65%)
Communication Services (6.55%)
	Advertising (1.73%)
3,875,000	S4 Capital PLC (United Kingdom) [1,2,4]	$12,841,181	$33,446,837

	Interactive Media & Services (2.11%)
2,250,000	Nextdoor Holdings, Inc. (formerly, Khosla Ventures Acquisition Co. II), Cl A [1]	22,682,922	17,752,500
850,000	Tripadvisor, Inc. [1]	28,436,961	23,171,000

		51,119,883	40,923,500

	Movies & Entertainment (0.57%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	5,634,811	10,977,900

	Publishing (2.14%)
800,000	Future PLC (United Kingdom) [2,4]	16,061,948	41,416,948

Total Communication Services		85,657,823	126,765,185

Consumer Discretionary (9.72%)
	Casinos & Gaming (0.85%)
300,000	Red Rock Resorts, Inc., Cl A	7,345,405	16,503,000

	Home Improvement Retail (2.35%)
350,000	Floor & Decor Holdings, Inc., Cl A [1]	11,227,099	45,503,500

	Hotels, Resorts & Cruise Lines (2.86%)
650,000	Boyd Gaming Corporation [1]	42,549,481	42,620,500
1,000,000	Membership Collective Group, Inc., Cl A [1]	13,810,862	12,780,000

		56,360,343	55,400,500

	Internet & Direct Marketing Retail (0.44%)
400,000	MYT Netherlands Parent BV, ADR [1,2,3]	10,447,872	8,484,000

	Restaurants (1.68%)
750,000	The Cheesecake Factory, Inc. [1]	28,071,279	29,362,500
100,000	Sweetgreen, Inc., Cl A [1]	4,846,390	3,200,000

		32,917,669	32,562,500
	Specialty Stores (1.54%)
1,500,000	Petco Health & Wellness Co., Inc. [1]	30,951,490	29,685,000

Total Consumer Discretionary		149,249,878	188,138,500

Consumer Staples (5.12%)
	Packaged Foods & Meats (1.30%)
100,000	Laird Superfood, Inc. [1]	2,547,796	1,304,000
1,500,000	UTZ Brands, Inc.	24,154,228	23,925,000

		26,702,024	25,229,000

	Personal Products (2.50%)
2,000,000	The Beauty Health Co. [1]	21,322,653	48,320,000

	Soft Drinks (1.32%)
700,000	Fevertree Drinks PLC (United Kingdom) [2]	20,680,018	25,629,468

Total Consumer Staples		68,704,695	99,178,468

Shares		Cost	Value
Common Stocks (continued)
Financials (4.47%)
	Insurance Brokers (1.40%)
750,007	BRP Group, Inc., Cl A [1]	$15,155,098	$27,082,753

	Property & Casualty Insurance (3.07%)
250,000	Kinsale Capital Group, Inc.	20,250,978	59,472,500

Total Financials		35,406,076	86,555,253

Health Care (19.48%)
	Biotechnology (1.65%)
184,200	Biohaven Pharmaceutical Holding Co. Ltd. [1,2]	13,928,561	25,384,602
380,143	Recursion Pharmaceuticals, Inc., Cl A [1]	6,842,574	6,511,850

		20,771,135	31,896,452

	Health Care Equipment (7.56%)
405,084	AxoGen, Inc. [1]	6,056,005	3,795,637
637,982	Axonics, Inc. [1]	28,878,670	35,726,992
202,500	CryoPort, Inc. [1]	5,127,704	11,981,925
114,823	Inari Medical, Inc. [1]	4,216,755	10,479,895
682,985	Inogen, Inc. [1]	31,469,030	23,221,490
50,000	Inspire Medical Systems, Inc. [1,3]	2,923,748	11,503,000
640,208	Silk Road Medical, Inc. [1,3]	27,145,351	27,279,263
4,060,000	ViewRay, Inc. [1]	20,943,586	22,370,600

		126,760,849	146,358,802

	Health Care Services (1.09%)
801,763	Accolade, Inc. [1]	25,599,022	21,134,473

	Health Care Supplies (1.37%)
2,629,967	Cerus Corp. [1]	14,027,651	17,910,075
2,365,363	Sientra, Inc. [1]	17,781,625	8,680,882

		31,809,276	26,590,957

	Health Care Technology (0.93%)
658,543	Definitive Healthcare Corp. [1]	18,418,614	17,997,980

	Life Sciences Tools & Services (3.69%)
749,029	CareDx, Inc. [1,3]	24,236,579	34,065,839
150,000	Olink Holding AB, ADR [1,2]	5,649,156	2,730,000
68,980	Seer, Inc. [1]	1,310,620	1,573,434
803,790	Veracyte, Inc. [1,3]	23,046,062	33,116,148

		54,242,417	71,485,421

	Managed Health Care (2.10%)
808,279	Progyny, Inc. [1]	22,837,832	40,696,848

	Pharmaceuticals (1.09%)
1,291,732	Revance Therapeutics, Inc. [1]	28,479,368	21,081,066

Total Health Care		328,918,513	377,241,999

Industrials (16.22%)
	Aerospace & Defense (4.18%)
1,402,370	Kratos Defense & Security Solutions, Inc. [1]	26,203,698	27,205,978
976,300	Mercury Systems, Inc. [1]	53,268,993	53,755,078

		79,472,691	80,961,056

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Building Products (1.53%)
220,000	Trex Company, Inc. [1]	$7,416,878	$29,706,600

	Diversified Support Services (1.27%)
1,300,000	ACV Auctions, Inc., Cl A [1]	34,675,100	24,492,000

	Environmental & Facilities Services (2.18%)
599,642	Montrose Environmental Group, Inc. [1]	10,554,326	42,280,758

	Industrial Machinery (4.93%)
86,600	ESCO Technologies, Inc.	4,658,023	7,793,134
200,000	Helios Technologies, Inc.	7,717,454	21,034,000
253,105	Kornit Digital Ltd. [1,2]	8,856,307	38,535,236
1,705,185	Markforged Holding Corp. [1]	14,565,523	9,156,844
30,000	RBC Bearings, Inc. [1]	6,565,782	6,059,100
1,658,272	Velo3D, Inc. [1]	16,824,565	12,951,104

		59,187,654	95,529,418

	Trading Companies & Distributors (2.13%)
170,000	SiteOne Landscape Supply, Inc. [1]	9,122,861	41,187,600

Total Industrials		200,429,510	314,157,432

Information Technology (31.34%)
	Application Software (5.10%)
1,100,000	Alkami Technology, Inc. [1]	33,522,023	22,066,000
125,000	Braze, Inc., Cl A [1]	8,351,900	9,645,000
925,000	Clearwater Analytics Holdings, Inc., Cl A [1]	21,161,467	21,256,500
150,000	DoubleVerify Holdings, Inc. [1]	4,050,000	4,992,000
795,000	Enfusion, Inc., Cl A [1]	14,857,693	16,647,300
2,000,000	SmartRent, Inc. [1,3]	24,766,329	19,360,000
500,000	Viant Technology, Inc., Cl A [1]	13,515,462	4,852,500

		120,224,874	98,819,300

	Electronic Equipment & Instruments (3.96%)
460,321	Advanced Energy Industries, Inc.	34,345,774	41,916,831
10,431	Novanta, Inc. [1,2]	272,590	1,839,298
625,000	PAR Technology Corp. [1]	24,408,205	32,981,250

		59,026,569	76,737,379

	IT Consulting & Other Services (3.47%)
400,000	Endava plc, ADR [1,2]	10,717,821	67,168,000

	Semiconductor Equipment (4.17%)
160,000	Azenta, Inc., (formerly, Brooks Automation, Inc.)	16,765,323	16,497,600
585,800	Ichor Holdings Ltd. [1,2]	16,144,594	26,964,374
255,000	Nova Ltd. [1,2]	8,116,967	37,357,500

		41,026,884	80,819,474

	Semiconductors (4.70%)
725,000	Allegro MicroSystems, Inc. [1]	10,150,000	26,230,500
2,910,000	indie Semiconductor, Inc., Cl A [1]	27,712,225	34,890,900
1,750,000	Navitas Semiconductor Corp. (formerly, Live Oak Acquisition Corp. II, Cl A) [1]	18,425,978	29,767,500

		56,288,203	90,888,900

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Systems Software (9.94%)
1,532,500	Couchbase, Inc. [1,3]	$42,993,741	$38,251,200
333,775	Dynatrace, Inc. [1,3]	6,243,606	20,143,321
657,759	ForgeRock, Inc., Cl A [1,3]	19,865,094	17,555,588
759,531	Ping Identity Holding Corp. [1]	13,954,936	17,378,069
215,000	Qualys, Inc. [1]	18,211,240	29,502,300
815,000	Sailpoint Technologies Holdings, Inc. [1]	42,481,737	39,397,100
621,000	Varonis Systems, Inc. [1]	19,427,813	30,292,380

		163,178,167	192,519,958

Total Information Technology		450,462,518	606,953,011

Real Estate (3.75%)
	Industrial REITs (2.72%)
650,000	Rexford Industrial Realty, Inc.	31,657,135	52,721,500

	Office REITs (0.52%)
350,000	JBG SMITH Properties	11,451,663	10,048,500

	Specialized REITs (0.51%)
300,000	Americold Realty Trust [3]	4,966,515	9,837,000

Total Real Estate		48,075,313	72,607,000

Total Common Stocks		1,366,904,326	1,871,596,848

Principal Amount
Short Term Investments (3.29%)
$63,789,833	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2021, 0.00% due 1/3/2022; Proceeds at maturity – $63,789,833; (Fully collateralized by $65,331,100 U.S. Treasury Note, 1.375% due 12/31/2028 Market value – $65,065,725)[4]	63,789,833	63,789,833

Total Investments (99.94%)		$1,430,694,159	1,935,386,681

Cash and Other Assets Less Liabilities (0.06%)			1,183,103

Net Assets			$1,936,569,784

Retail Shares (Equivalent to $34.48 per share based on 7,317,996 shares outstanding)			$252,306,829

Institutional Shares (Equivalent to $35.22 per share based on 46,437,097 shares outstanding)			$1,635,650,849

R6 Shares (Equivalent to $35.23 per share based on 1,379,990 shares outstanding)			$48,612,106

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.38%)
Communication Services (9.72%)
	Interactive Media & Services (9.72%)
290	Alphabet, Inc., Cl A [1]	$825,662	$840,142
975	Alphabet, Inc., Cl C [1]	1,659,810	2,821,250
6,248	Meta Platforms, Inc. (formerly, Facebook, Inc.), Cl A [1]	1,667,340	2,101,515

Total Communication Services		4,152,812	5,762,907

Consumer Staples (6.38%)
	Distillers & Vintners (1.62%)
3,835	Constellation Brands, Inc., Cl A	811,065	962,470

	Hypermarkets & Super Centers (2.74%)
2,859	Costco Wholesale Corp.	1,125,680	1,623,054

	Personal Products (2.02%)
3,225	The Estée Lauder Companies, Inc., Cl A	946,331	1,193,895

Total Consumer Staples		2,883,076	3,779,419

Financials (18.18%)
	Asset Management & Custody Banks (3.50%)
2,268	BlackRock, Inc.	1,824,326	2,076,490

	Financial Exchanges & Data (10.68%)
8,047	CME Group, Inc.	1,619,295	1,838,418
4,578	Moody’s Corp.	1,275,202	1,788,075
2,894	MSCI, Inc.	1,380,508	1,773,125
1,977	S&P Global, Inc.	462,402	933,006

		4,737,407	6,332,624

	Property & Casualty Insurance (4.00%)
53,291	Arch Capital Group Ltd. [1,2]	2,162,077	2,368,785

Total Financials		8,723,810	10,777,899

Health Care (20.48%)
	Life Sciences Tools & Services (15.60%)
9,241	Agilent Technologies, Inc.	1,317,950	1,475,326
7,163	Danaher Corp.	1,569,250	2,356,698
6,081	Iqvia Holdings, Inc. [1]	1,231,534	1,715,693
442	Mettler-Toledo International, Inc. [1]	472,780	750,167
27,582	Stevanato Group SpA [1,2]	582,734	619,216
3,495	Thermo Fisher Scientific, Inc.	1,673,947	2,332,004

		6,848,195	9,249,104

	Managed Health Care (4.88%)
5,763	UnitedHealth Group, Incorporated	2,176,550	2,893,833

Total Health Care		9,024,745	12,142,937

Industrials (5.49%)
	Aerospace & Defense (1.98%)
9,146	HEICO Corp., Cl A	1,042,049	1,175,444

	Research & Consulting Services (3.51%)
15,649	IHS Markit Ltd. [2]	1,551,101	2,080,065

Total Industrials		2,593,150	3,255,509

Information Technology (37.03%)

	Application Software (10.40%)
3,473	Adobe, Inc. [1]	1,631,484	1,969,399
1,476	Fair Isaac Corp. [1]	608,993	640,097
3,173	Intuit, Inc.	1,534,237	2,040,937
2,060	NICE Ltd. ADR [1,2]	616,716	625,416
10,858	SS&C Technologies Holdings, Inc.	712,036	890,139

		5,103,466	6,165,988

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (6.92%)
6,315	MasterCard Incorporated, Cl A	$2,054,353	$2,269,106
8,468	Visa, Inc., Cl A	1,881,574	1,835,100

		3,935,927	4,104,206

	Electronic Manufacturing Services (3.01%)
11,042	TE Connectivity Ltd. [2]	1,519,440	1,781,516

	IT Consulting & Other Services (3.89%)
5,569	Accenture plc, Cl A [2]	1,533,415	2,308,629

	Semiconductors (4.19%)
2,088	Monolithic Power Systems, Inc.	809,016	1,030,073
7,700	Texas Instruments, Inc.	1,357,107	1,451,219

		2,166,123	2,481,292

	Systems Software (8.62%)
15,196	Microsoft Corporation	3,607,368	5,110,719

Total Information Technology		17,865,739	21,952,350

Materials (1.10%)
	Specialty Chemicals (1.10%)
2,785	Ecolab, Inc.	608,156	653,333

Total Common Stocks		45,851,488	58,324,354

Principal Amount
Short Term Investments (2.41%)

$1,429,791	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2021, 0.00% due 1/3/2022; Proceeds at maturity – $1,429,791; (Fully collateralized by $1,464,400 U.S. Treasury Note, 1.375% due 12/31/2028 Market value – $1,458,452)[3]	1,429,791	1,429,791

Total Investments (100.79%)		$47,281,279	59,754,145

Liabilities Less Cash and Other Assets (-0.79%)			(467,939)

Net Assets			$59,286,206

Retail Shares (Equivalent to $20.45 per share based on 611,589 shares outstanding)			$12,508,291

Institutional Shares (Equivalent to $20.64 per share based on 2,035,828 shares outstanding)			$42,025,047

R6 Shares (Equivalent to $20.64 per share based on 230,258 shares outstanding)			$4,752,868

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	December 31, 2021

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, “Qualified Plans”), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. There is no minimum initial investment for Qualified Plans. All other R6 eligible investors must meet a minimum initial investment of at least $5 million per Fund. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not

Baron Funds	December 31, 2021

available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at December 31, 2021.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at December 31, 2021, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

f) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering (“IPO”), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

Baron Funds	December 31, 2021

g) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a Private investment in public equity (“PIPE”) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 or Level 3 in the fair value hierarchy depending on the significance of the unobservable inputs. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security.

As of December 31, 2021, the Funds did not have any commitments to purchase when-issued securities through PIPE transactions with SPACs.

3. RESTRICTED SECURITIES

At December 31, 2021, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2021, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
StubHub Holdings, Inc.	12/22/2021	$46,367,914
Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	53,494,502

Total Restricted Securities		$99,862,416

(Cost $76,000,501)† ( 1.57% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	$23,793,963
Northvolt AB	9/21/2020	16,566,178

Total Restricted Securities		$40,360,141

(Cost $25,674,991)† ( 0.42% of Net Assets)

	Baron Small Cap Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Holley, Inc.	4/30/2021	$32,350,000

(Cost $25,000,000) (0.59% of Net Assets)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Rivian Automotive, Inc.	7/10/2020-1/19/2021	$59,429,526
Private Common Stocks
Space Exploration Technologies Corp.	3/25/21-12/3/21	7,605,488
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020	12,325,840
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	7,010,264
Space Exploration Technologies Corp.	8/4/2020	10,287,490

Total Restricted Securities		$96,658,608

(Cost $37,284,575)† (5.81% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Rivian Automotive, Inc.	1/19/2021	$7,979,906
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	2,975,867
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	3,500,143

Total Restricted Securities		$14,455,916

(Cost $9,012,078)† (1.71% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Funds	December 31, 2021

The following is a summary of the inputs used as of December 31, 2021 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,228,749,837	$—	$—	$6,228,749,837
Private Common Stocks	—	—	46,367,914	46,367,914
Private Preferred Stocks	—	—	53,494,502	53,494,502
Short Term Investments	—	7,865,836	—	7,865,836

Total Investments	$6,228,749,837	$7,865,836	$99,862,416	$6,336,478,089

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$9,574,740,344	$43,225,747	$—	$9,617,966,091
Private Convertible Preferred Stocks†	—	—	40,360,141	40,360,141
Warrants†	300,162	—	—	300,162
Short Term Investments	—	1,755,887	—	1,755,887

Total Investments	$9,575,040,506	$44,981,634	$40,360,141	$9,660,382,281

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,249,331,896	$72,274,673	$32,350,000	$5,353,956,569
Warrants†	—	—	—	—
Short Term Investments	—	116,509,485	—	116,509,485

Total Investments	$5,249,331,896	$188,784,158	$32,350,000	$5,470,466,054

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,491,838,153	$7,874,999	$59,429,526	$1,559,142,678
Private Common Stocks	—	—	7,605,488	7,605,488
Private Convertible Preferred Stocks	—	—	12,325,840	12,325,840
Private Preferred Stocks†	—	—	17,297,754	17,297,754
Short Term Investments	—	61,152,495	—	61,152,495

Total Investments	$1,491,838,153	$69,027,494	$96,658,608	$1,657,524,255

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$804,757,095	$16,322,247	$7,979,906	$829,059,248
Private Common Stocks	—	—	2,975,867	2,975,867
Private Preferred Stocks	—	—	3,500,143	3,500,143
Short Term Investments	—	8,792,450	—	8,792,450

Total Investments	$804,757,095	$25,114,697	$14,455,916	$844,327,708

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	December 31, 2021

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,796,733,063	$74,863,785	$—	$1,871,596,848
Short Term Investments	—	63,789,833	—	63,789,833

Total Investments	$1,796,733,063	$138,653,618	$—	$1,935,386,681

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$58,324,354	$—	$—	$58,324,354
Short Term Investments	—	1,429,791	—	1,429,791

Total Investments	$58,324,354	$1,429,791	$—	$59,754,145

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2021
Private Common Stocks
Consumer Discretionary	$—	$—	$—	$(3,632,127)	$50,000,041	$—	$—	$—	$46,367,914	$(3,632,127)
Private Preferred Stocks
Industrials	39,979,078	—	—	13,515,424	—	—	—	—	53,494,502	13,515,424

Total	$39,979,078	$—	$—	$9,883,297	$50,000,041	$—	$—	$—	$99,862,416	$9,883,297

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2021
Common Stocks
Industrials [1]	$27,018,900	$—	$—	$6,969,423	$—	$—	$—	$(33,988,323)	$—	$—
Materials	4,979,259	—	(4,875,825)	4,370,741	—	(4,474,175)	—	—	—	—
Private Convertible Preferred Stocks
Industrials	16,346,194	—	—	219,984	—	—	—		16,566,178	219,984
Materials	24,842,016	—	—	(1,048,053)	—	—	—	—	23,793,963	(1,048,053)

Total	$73,186,369	$—	(4,875,825)	$10,512,095	$—	$(4,474,175)	—	$(33,988,323)	$40,360,141	$(828,069)

[1]	Velo 3D, Inc. restriction on resale was lifted on October 29, 2021.

Baron Funds	December 31, 2021

	Baron Small Cap Fund
Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2021
Common Stocks
Consumer Discretionary[1]	$—	$—	$—	$3,325,000	$—	$—	$29,025,000	$—	$32,350,000	$2,500,000
Information Technology[2]	20,547,165			660,377		—		(21,207,542)	—	—

Total	$20,547,165	$—	$—	$3,985,377	$—	$—	$29,025,000	$(21,207,542)	$32,350,000	$2,500,000

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2021
Common Stock
Consumer Discretionary[3]	$	$—	$—	$18,073,803	$—	$—	$41,355,723	$—	$59,429,526	$37,563,606
Private Common Stocks
Industrials	4,942,480	—	—	1,662,848	1,000,160	—	—	—	7,605,488	1,662,848
Private Convertible Preferred Stocks
Consumer Discretionary[3]	21,865,920	—	—	19,489,803	—	—	—	(41,355,723)	—	—
Materials	12,869,756	—	—	(543,916)	—	—	—	—	12,325,840	(543,916)
Private Preferred Stocks
Industrials	14,167,370	—	—	3,130,384	—	—	—	—	17,297,754	3,130,384

Total	$53,845,526	$—	$—	$41,812,922	$1,000,160	$—	$41,355,723	$(41,355,723)	$96,658,608	$41,812,922

	Baron Fifth Avenue Fund
Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2021
Common Stocks
Consumer Discretionary[3]	$—	$—	$—	$2,426,862	$—	$—	$5,553,044	$—	$7,979,906	$5,019,802
Private Common Stocks
Industrials	1,482,536	—	—	493,171	1,000,160	—	—	—	2,975,867	493,171
Private Convertible Preferred Stocks
Consumer Discretionary[3]	2,960,104	—	—	2,592,940	—	—	—	(5,553,044)	—	—
Private Preferred Stocks
Industrials	3,234,900	—	—	265,243	—	—	—	—	3,500,143	265,243

Total	$7,677,540	$—	$—	$5,778,216	$1,000,160	$—	$5,553,044	$(5,553,044)	$14,455,916	$5,778,216

[1]	Holley, Inc. became restricted on December 15, 2021.
[2]	E2 Open, Inc. restriction on resale was lifted on October 12, 2021.
[3]	Rivian Automotive, Series E and F Private Preferred Stock converted into Common Stock on November 9, 2021.

Baron Funds	December 31, 2021

	Baron Discovery Fund
Investments in Securities	Balance as of September 30, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2021
Common Stocks
Industrials[1]	$5,057,465	$—	$—	$1,304,554	$—	$—	$—	$(6,362,019)	$—	$—

[1]	Velo 3D, Inc. restriction on resale was lifted on October 29, 2021.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of December 31, 2021, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,805,630,398	$1,374,071,917	$2,089,031,081	$927,224,457	$471,902,435	$1,430,694,159	$47,281,279

Gross tax unrealized appreciation	$4,568,207,584	$8,295,821,549	$3,421,158,268	$749,491,996	$392,704,651	$614,716,364	$12,519,340
Gross tax unrealized depreciation	(37,359,893)	(9,511,185)	(39,723,295)	(19,192,198)	(20,279,378)	110,023,842	(46,474)

Net unrealized appreciation	$4,530,847,691	$8,286,310,364	$3,381,434,973	$730,299,798	$372,425,273	504,692,522	$12,472,866

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at December 31, 2021	Value at December 31, 2021	% of Net Assets at December 31, 2021
“Affiliated” Company as of December 31, 2021:
Choice Hotels International, Inc.	$379,110,000	$—	$—	$88,860,000	$—	$—	3,000,000	$467,970,000	4.84%
Iridium Communications, Inc.	314,815,000	—	—	11,376,000	—	—	7,900,000	326,191,000	3.38%

	$693,925,000	$—	$—	$100,236,000	$—	$—		$794,161,000

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at December 31, 2021	Value at December 31, 2021	% of Net Assets at December 31, 2021
No longer an “Affiliated” Company as of December 31, 2021:
Installed Building Products, Inc.	$160,725,000	$—	$17,429,597	$40,481,198	$8,338,399	$450,000	1,375,000	$192,115,000	3.50%

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2021.